Note 7 - Other Liabilities	6 Months Ended
Apr. 30, 2022
Statement Line Items [Line Items]
Disclosure of other liabilities [text block]
7.	Other liabilities:

(thousands of Canadian dollars)
	April 30	October 31	April 30
	2022	2021	2021

Accounts payable and other	$5,849	$6,893	$5,506
Current income tax liability	2,126	2,949	1,449
Deferred income tax liability	812	898	862
Lease obligations	4,665	5,113	5,438
Cash collateral and amounts held in escrow	5,833	7,887	3,261
Cash reserves on loan and lease receivables	108,121	110,764	102,210

	$127,406	$134,504	$118,726